PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Derivative [Line Items]
Value-added tax deductable	¥ 513,779,749		¥ 286,198,731
Deposit for customer duty, bidding and others	193,440,045		154,023,704
Receivables related to disposal of subsidiaries	169,451,200		185,380,069
Receivables related to a sales leaseback transaction	150,000,000		0
Prepayment for income tax	98,482,024		24,323,033
Receivables related to discount from a supplier	71,968,600		0
Receivables of option exercised	47,011,926		6,135,783
Prepaid insurance premium	22,499,561		19,237,805
Prepaid Commision	21,150,146		2,013,070
Receivables related to disposal of land use right	14,571,587		23,172,107
Rental deposit and prepayment	11,207,872		5,897,704
Employee advances	10,032,847		8,584,936
Prepaid professional service fee	545,934		4,095,436
Others	53,526,363		47,581,875
Total	¥ 1,377,667,854	$ 203,216,830	¥ 766,644,253
Foreign exchange call spread combined option contracts [Member]
Derivative [Line Items]
Maturity period of derivative	12 months